Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product revenue	$ 2,854	$ 2,592	$ 2,301
Service revenue	2,876	2,699	2,410
Total revenue	5,730	5,291	4,711
Cost of products	2,144	2,022	1,789
Cost of services	1,941	2,318	1,845
Selling, general and administrative expenses	742	890	636
Research and development expenses	155	209	143
Total operating expenses	4,982	5,439	4,413
Income (loss) from operations	748	(148)	298
Interest expense	(42)	(13)	(2)
Other (expense) income, net	(8)	(3)	(11)
Income (loss) from continuing operations before income taxes	698	(164)	285
Income tax expense (benefit)	223	(66)	5
Income (loss) from continuing operations	475	(98)	280
Income (loss) from discontinued operations, net of tax	6	(93)	(10)
Net income (loss)	481	(191)	270
Net (loss) income attributable to noncontrolling interests	0	(1)	3
Net income (loss) attributable to NCR	481	(190)	267
Amounts attributable to NCR common stockholders:
Income (loss) from continuing operations	475	(97)	277
Income (loss) from discontinued operations, net of tax	6	(93)	(10)
Net income (loss)	$ 481	$ (190)	$ 267
Net income per common share from continuing operations
Basic (in dollars per share)	$ 2.98	$ (0.61)	$ 1.73
Diluted (in dollars per share)	$ 2.90	$ (0.61)	$ 1.72
Net income (loss) per common share
Basic (in dollars per share)	$ 3.02	$ (1.20)	$ 1.67
Diluted (in dollars per share)	$ 2.94	$ (1.20)	$ 1.66
Weighted average common shares outstanding
Basic (in shares)	159.3	158.0	159.8
Diluted (in shares)	163.8	158.0	161.2